Interest in joint venture - Narrative (Details) - Overland ADCT BioPharma	Dec. 14, 2020 product
Disclosure of joint ventures [line items]
Number of product candidates developed and commercialized in joint venture	3
Number of products developed and commercialized in joint venture	1